Income taxes (Schedule of Income Tax Charged (Credited)) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income taxes	$ 2,077,844	$ 3,276,274	$ 752,462
Mexican companies [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax	1,460,057	3,177,506	67,745
Deferred Tax	(94,604)	12,978	408,141
Foreign companies [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax	370,860	301,263	444,104
Deferred Tax	$ 341,531	$ (215,473)	$ (167,528)